ACQUISITIONS	6 Months Ended
Jun. 30, 2018
Business Combinations [Abstract]
ACQUISITIONS
ACQUISITIONS

PNGPC Acquisition

On February 28, 2017, the Partnership’s wholly-owned subsidiary, PBFX Operating Company LP (“PBFX Op Co”), acquired from PBF LLC all the issued and outstanding limited liability company interest of Paulsboro Natural Gas Pipeline Company LLC (“PNGPC”) for an aggregate purchase price of $11,600 (the “PNGPC Acquisition”). PNGPC owns and operates an interstate natural gas pipeline which serves PBF Holding’s Paulsboro Refinery. In connection with the PNGPC Acquisition, PBFX constructed a new pipeline, which commenced services in August 2017 (the “Paulsboro Natural Gas Pipeline”).

In consideration for the PNGPC limited liability company interests, the Partnership delivered to PBF LLC (i) an $11,600 intercompany promissory note in favor of Paulsboro Refining Company LLC, a wholly-owned subsidiary of PBF Holding (the “Affiliate Note Payable”), (ii) an expansion rights and right of first refusal agreement in favor of PBF LLC with respect to the Paulsboro Natural Gas Pipeline and (iii) an assignment and assumption agreement with respect to certain outstanding litigation involving PNGPC and the existing pipeline. As the PNGPC Acquisition was considered a transfer of assets between entities under common control, the PNGPC assets and liabilities were transferred at their historical carrying value, whose net value was $11,538 as of February 28, 2017. The financial information contained herein of PBFX has been retrospectively adjusted to include the historical results of PNGPC as if it was owned by the Partnership for all periods presented. Net loss attributable to the PNGPC Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit.

Knoxville Terminals Purchase

On April 16, 2018, the Partnership’s wholly-owned subsidiary, PLPT, completed the third-party Knoxville Terminals Purchase. The Knoxville Terminals consist of two refined product terminals located in Knoxville, Tennessee, which include product tanks, pipeline connections to the Colonial and Plantation pipeline systems and truck loading facilities.

The aggregate purchase price for the Knoxville Terminals Purchase was $58,000, plus working capital adjustments. The consideration was financed through a combination of cash on hand and borrowings under the Partnership’s Revolving Credit Facility (as defined in Note 6 “Debt” of the Notes to Condensed Consolidated Financial Statements).

PBFX accounted for the Knoxville Terminals Purchase as a business combination under GAAP whereby the Partnership recognizes assets acquired and liabilities assumed at their estimated fair values as of the date of acquisition. Any excess consideration transferred over the estimated fair values of the identifiable net assets acquired is recorded as goodwill. The fair value allocation is subject to adjustment pending completion of the final purchase valuation which was in process as of June 30, 2018.

The total purchase consideration and the estimated fair values of the assets and liabilities at the acquisition date were as follows:

Purchase Price
Gross purchase price	$58,000
Working capital	356
Total consideration	$58,356

Fair Value Allocation
Prepaids and other current assets	$356
Property, plant and equipment	45,768
Intangibles	5,900
Goodwill	6,332
Estimated fair value of net assets acquired	$58,356

The Partnership’s condensed consolidated financial statements for the three and six months ended June 30, 2018 include the results of operations of the Knoxville Terminals since April 16, 2018, during which period the Knoxville Terminals contributed affiliate revenue of $159, third-party revenue of $1,580 and net income of $707. On an unaudited pro forma basis, the revenues and net income of PBFX assuming the acquisition had occurred on January 1, 2017, for the periods indicated, are shown below. The unaudited pro forma information does not purport to present what PBFX’s actual results would have been had the Knoxville Terminals Purchase occurred on January 1, 2017, nor is the financial information indicative of the results of future operations. The unaudited pro forma financial information includes the depreciation and amortization expense related to the acquisition and interest expense associated with the Knoxville Terminals Purchase financing.

	Six Months Ended June 30, 2018	Six Months Ended June 30, 2017

Pro forma revenues	$136,369	$131,314
Pro forma net income attributable to PBF Logistics LP unitholders:	35,153	43,688
Pro forma net income available per limited partner units:
Common units - basic	$0.83	$1.03
Common units - diluted	0.83	1.03
Subordinated units - basic and diluted	—	1.06

Development Assets Acquisition

On July 31, 2018, the Partnership closed the Development Assets Acquisition. Pursuant to the Development Assets Contribution Agreements, the Partnership acquired from PBF LLC all of the issued and outstanding limited liability company interests of TRLC, whose assets consist of the Toledo Rail Products Facility, CLC, whose assets consist of the Chalmette Truck Rack and the Chalmette Rosin Yard, PTC, whose assets consist of the Paulsboro Lube Oil Terminal, and DSLC, whose assets consist of the Delaware Ethanol Storage Facility. In connection with the Development Asset Acquisition, the Partnership entered into various commercial agreements with PBF Holding and assumed a commercial agreement with a third-party. The Development Assets Acquisition closed on July 31, 2018 for total consideration of $31,586, or 1,494,134 common units to PBF LLC.

As the Development Assets Acquisition was considered a transfer of assets between entities under common control, TRLC’s, CLC’s, PTC’s and DSLC’s assets and liabilities were transferred at their historical carrying value, or $12,677 as of July 31, 2018. The financial information of PBFX contained herein has been retrospectively adjusted to include the historical results of the Development Assets, with the exception of the Delaware Ethanol Storage Facility which is considered an asset purchase, as if the Development Assets were owned by the Partnership for all periods presented. Net loss attributable to the Development Assets Acquisition prior to the effective date was allocated entirely to PBF GP as if only PBF GP had rights to that net loss; therefore, there is no retrospective adjustment to net income per unit.

The following tables present the Partnership’s statement of financial position and results of operations giving retrospective effect to the Development Assets Acquisition as of and for the periods presented.

	June 30, 2018
	PBF Logistics	Development Assets	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$19,681	$—	$19,681
Accounts receivable - affiliates	31,473	—	31,473
Accounts receivable	2,500	—	2,500
Prepaids and other current assets	1,551	—	1,551
Total current assets	55,205	—	55,205
Property, plant and equipment, net	710,412	12,495	722,907
Goodwill	6,332	—	6,332
Other non-current assets	5,807	—	5,807
Total assets	$777,756	$12,495	$790,251

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$6,745	$—	$6,745
Accounts payable and accrued liabilities	13,709	—	13,709
Deferred revenue	1,152	—	1,152
Total current liabilities	21,606	—	21,606
Long-term debt	603,581	—	603,581
Other long-term liabilities	1,825	—	1,825
Total liabilities	627,012	—	627,012

Commitments and contingencies (Note 8)

Equity:
Net investment - Predecessor	—	12,495	12,495
Common unitholders	(21,709)	—	(21,709)
IDR holder - PBF LLC	3,415	—	3,415
Total PBF Logistics LP equity	(18,294)	12,495	(5,799)
Noncontrolling interest	169,038	—	169,038
Total equity	150,744	12,495	163,239
Total liabilities and equity	$777,756	$12,495	$790,251

	December 31, 2017
	PBF Logistics	Development Assets	Consolidated
ASSETS
Current assets:
Cash and cash equivalents	$19,664	$—	$19,664
Accounts receivable - affiliates	40,817	—	40,817
Accounts receivable	1,423	—	1,423
Prepaids and other current assets	1,793	—	1,793
Total current assets	63,697	—	63,697
Property, plant and equipment, net	673,823	10,665	684,488
Goodwill	—	—	—
Other non-current assets	30	—	30
Total assets	$737,550	$10,665	$748,215

LIABILITIES AND EQUITY
Current liabilities:
Accounts payable - affiliates	$8,352	$—	$8,352
Accounts payable and accrued liabilities	19,794	—	19,794
Deferred revenue	1,438	—	1,438
Total current liabilities	29,584	—	29,584
Long-term debt	548,793	—	548,793
Other long-term liabilities	2,078	—	2,078
Total liabilities	580,455	—	580,455

Commitments and contingencies (Note 8)

Equity:
Net investment - Predecessor	—	10,665	10,665
Common unitholders	(17,544)	—	(17,544)
IDR holder - PBF LLC	2,736	—	2,736
Total PBF Logistics LP equity	(14,808)	10,665	(4,143)
Noncontrolling interest	171,903	—	171,903
Total equity	157,095	10,665	167,760
Total liabilities and equity	$737,550	$10,665	$748,215

	Three Months Ended June 30, 2018
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$63,785	$—	$63,785
Third-party	3,613	701	4,314
Total revenue	67,398	701	68,099

Costs and expenses:
Operating and maintenance expenses	19,111	1,613	20,724
General and administrative expenses	6,488	—	6,488
Depreciation and amortization	6,919	172	7,091
Total costs and expenses	32,518	1,785	34,303

Income (loss) from operations	34,880	(1,084)	33,796

Other expense:
Interest expense, net	(10,029)	—	(10,029)
Amortization of loan fees and debt premium	(396)	—	(396)
Net income (loss)	24,455	(1,084)	23,371
Less: Net loss attributable to Predecessor	—	(1,084)	(1,084)
Less: Net income attributable to noncontrolling interest	4,363	—	4,363
Net income attributable to the partners	20,092	—	20,092
Less: Net income attributable to the IDR holder	3,415	—	3,415
Net income attributable to PBF Logistics LP unitholders	$16,677	$—	$16,677

	Three Months Ended June 30, 2017
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$58,355	$—	$58,355
Third-party	3,974	687	4,661
Total revenue	62,329	687	63,016

Costs and expenses:
Operating and maintenance expenses	15,504	1,690	17,194
General and administrative expenses	6,098	—	6,098
Depreciation and amortization	5,710	147	5,857
Total costs and expenses	27,312	1,837	29,149

Income (loss) from operations	35,017	(1,150)	33,867

Other expense:
Interest expense, net	(7,509)	—	(7,509)
Amortization of loan fees	(377)	—	(377)
Net income (loss)	27,131	(1,150)	25,981
Less: Net loss attributable to Predecessor	—	(1,150)	(1,150)
Less: Net income attributable to noncontrolling interest	3,820	—	3,820
Net income attributable to the partners	23,311	—	23,311
Less: Net income attributable to the IDR holder	2,107	—	2,107
Net income attributable to PBF Logistics LP unitholders	$21,204	$—	$21,204

	Six Months Ended June 30, 2018
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$124,649	$—	$124,649
Third-party	6,788	1,402	8,190
Total revenue	131,437	1,402	132,839

Costs and expenses:
Operating and maintenance expenses	37,159	3,445	40,604
General and administrative expenses	10,779	—	10,779
Depreciation and amortization	13,414	320	13,734
Total costs and expenses	61,352	3,765	65,117

Income (loss) from operations	70,085	(2,363)	67,722

Other expense:
Interest expense, net	(19,614)	—	(19,614)
Amortization of loan fees and debt premium	(759)	—	(759)
Net income (loss)	49,712	(2,363)	47,349
Less: Net loss attributable to Predecessor	—	(2,363)	(2,363)
Less: Net income attributable to noncontrolling interest	8,385	—	8,385
Net income attributable to the partners	41,327	—	41,327
Less: Net income attributable to the IDR holder	6,370	—	6,370
Net income attributable to PBF Logistics LP unitholders	$34,957	$—	$34,957

	Six Months Ended June 30, 2017
	PBF Logistics	Development Assets	Consolidated Results

Revenue:
Affiliate	$114,557	$—	$114,557
Third-party	8,249	1,374	9,623
Total revenue	122,806	1,374	124,180

Costs and expenses:
Operating and maintenance expenses	31,273	3,590	34,863
General and administrative expenses	9,413	—	9,413
Depreciation and amortization	11,062	278	11,340
Total costs and expenses	51,748	3,868	55,616

Income (loss) from operations	71,058	(2,494)	68,564

Other expense:
Interest expense, net	(15,077)	—	(15,077)
Amortization of loan fees	(793)	—	(793)
Net income (loss)	55,188	(2,494)	52,694
Less: Net loss attributable to Predecessor	(150)	(2,494)	(2,644)
Less: Net income attributable to noncontrolling interest	7,419	—	7,419
Net income attributable to the partners	47,919	—	47,919
Less: Net income attributable to the IDR holder	3,793	—	3,793
Net income attributable to PBF Logistics LP unitholders	$44,126	$—	$44,126

Acquisition Expenses

PBFX incurred acquisition related costs of $669 and $1,152 for the three and six months ended June 30, 2018, respectively, primarily consisting of consulting and legal expenses related to the Knoxville Terminals Purchase and other pending and nonconsummated acquisitions. PBFX incurred acquisition related costs of $331 and $505 for the three and six months ended June 30, 2017, respectively, primarily consisting of consulting and legal expenses related to the PNGPC Acquisition and the purchase of the Toledo, Ohio refined products terminal assets from Sunoco Logistics Partners L.P. (the “Toledo Products Terminal Acquisition”). These costs are included in “General and administrative expenses.”